UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2009


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[ ] is a restatement.
							[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				Scheer, Rowlett & Associates Investment Management Ltd.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Rob Dionne
Title:		Director & Compliance Officer
Phone:		(416) 202-6690

Signature, place, and Date of Signing:

	"Rob Dionne"	Toronto, ON Canada	December 31, 2009
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		124,916,727

Form 13F Information Table Value Total:		$4,573,577,762


List of Other Included Managers:

	NONE



FORM 13F

















                     (SEC USE ONLY)

Name of Reporting Manager:Scheer Rowlett & Associates Investment Counsel
Ltd

















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





Agrium Inc.
COM
008916108
253,311,657
4,059,298
4,059,298
N/A
N/A

N/A
4,059,298
N/A
Bank of Montreal
COM
063671101
2,072,366
38,900
38,900
N/A
N/A

N/A
38,900
N/A
Bank of Nova Scotia
COM
064149107
388,434,700
8,273,375
8,273,375
N/A
N/A

N/A
8,273,375
N/A
Barrick Gold Corp.
COM
067901108
226,683,119
5,731,868
5,731,868
N/A
N/A

N/A
5,731,868
N/A
BCE Inc.
COM NEW
05534B760
34,169,239
1,235,218
1,235,218
N/A
N/A

N/A
1,235,218
N/A
Cameco Corp.
COM
13321L108
64,637,403
1,997,130
1,997,130
N/A
N/A

N/A
1,997,130
N/A
Canadian Imperial Bank of
Commerce
COM
136069101
299,965,311
4,614,360
4,614,360
N/A
N/A

N/A
4,614,360
N/A
Canadian National Railway
COM
136375102
127,552,470
2,332,048
2,332,048
N/A
N/A

N/A
2,332,048
N/A
Canadian Natural Resources Ltd.
COM
136385101
254,897,555
3,516,077
3,516,077
N/A
N/A

N/A
3,516,077
N/A
Canadian Pacific Railway Ltd.
COM
13645T100
104,397,501
1,927,190
1,927,190
N/A
N/A

N/A
1,927,190
N/A
Cenovus Energy Inc.
COM
15135U109
111,393,932
4,406,786
4,406,786
N/A
N/A

N/A
4,406,786
N/A
Central Fund of Canada Limited
CL A
153501101
29,197,281
2,127,100
2,127,100
N/A
N/A

N/A
2,127,100
N/A
Domtar Corp
COM NEW
257559203
58,471,191
1,053,054
1,053,054
N/A
N/A

N/A
1,053,054
N/A
EnCana Corp.
COM
292505104
157,136,231
4,829,486
4,829,486
N/A
N/A

N/A
4,829,486
N/A
Gerdau Ameristeel Corp.
COM
37373P105
67,370,053
8,108,771
8,108,771
N/A
N/A

N/A
8,108,771
N/A
Gildan Activewear Class A
COM
375916103
65,651,776
2,678,056
2,678,056
N/A
N/A

N/A
2,678,056
N/A
Magna International Inc. Class A
CL A
559222401
24,118,471
474,739
474,739
N/A
N/A

N/A
474,739
N/A
Manulife Financial Corp.
COM
56501R106
123,918,898
6,720,661
6,720,661
N/A
N/A

N/A
6,720,661
N/A
Methanex Corp.
COM
59151K108
73,285,647
3,742,280
3,742,280
N/A
N/A

N/A
3,742,280
N/A
Nexen Inc.
COM
65334H102
149,900,790
6,231,106
6,231,106
N/A
N/A

N/A
6,231,106
N/A
Penn West Energy Trust
TR UNIT
707885109
32,868,013
1,857,530
1,857,530
N/A
N/A

N/A
1,857,530
N/A
Potash Corp. of Saskatchewan
COM
73755L107
107,965,676
989,473
989,473
N/A
N/A

N/A
989,473
N/A
Research In Motion
COM
760975102
66,569,748
982,520
982,520
N/A
N/A

N/A
982,520
N/A
Rogers Comm Inc. Class B
CL B
775109200
159,051,638
5,100,697
5,100,697
N/A
N/A

N/A
5,100,697
N/A
Royal Bank of Canada
COM
780087102
424,226,129
7,885,416
7,885,416
N/A
N/A

N/A
7,885,416
N/A
Suncor Energy Inc.
COM
867224107
369,728,619
10,416,689
10,416,689
N/A
N/A

N/A
10,416,689
N/A
Talisman Energy Inc.
COM
87425E103
213,786,915
11,382,606
11,382,606
N/A
N/A

N/A
11,382,606
N/A
Telus Corp. Non-voting
NON-VTG SHS
87971M202
118,889,263
3,805,727
3,805,727
N/A
N/A

N/A
3,805,727
N/A
Thomson Reuters Corporation
COM
884903105
25,494,900
787,263
787,263
N/A
N/A

N/A
787,263
N/A
Toronto-Dominion Bank
COM NEW
891160509
389,250,701
6,186,643
6,186,643
N/A
N/A

N/A
6,186,643
N/A
TransCanada Pipelines Corp.
COM
89353D107
49,180,565
1,424,660
1,424,660
N/A
N/A

N/A
1,424,660
N/A



4,573,577,762
124,916,727
124,916,727




124,916,727